Non-Current Assets - Right-of-Use Assets	12 Months Ended
Dec. 31, 2023
Non-Current Assets - Right-of-Use Assets [Abstract]
Non-current assets - right-of-use assets

Note 14. Non-current assets - right-of-use assets

	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Land and buildings - right-of-use	556,107	254,409	380,377
Motor vehicles - right-of-use	116,847	172,408	79,923

	672,954	426,817	460,300

Additions to the right-of-use assets during the financial year were AUD$702,079 ($480,222) (2022: AUD$148,815).

During the 2023 financial year, the Company leased new cars for the Israeli subsidiary under agreement for 3 years.

The Company leases land and buildings for its offices in Israel under agreements for 5 years, starting February 1, 2019, and in some cases, options to extend for three additional consecutive periods, each for 24 months. On renewal, the terms of the leases are renegotiated.

The Company continued using the premises and is currently negotiating the terms of the extended lease for a period of additional 24 months.

Reconciliations

Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:

	Land and Buildings	Motor Vehicle	Total	Total
Consolidated	AUD$	AUD$	AUD$	$

Balance at January 1, 2022	517,719	92,478	610,197	-
Additions	-	148,815	148,815
Depreciation expense	(263,310)	(68,885)	(332,195)

Balance at December 31, 2022	254,409	172,408	426,817
Additions	562,233	139,846	702,079	480,222
Early return of leased cars	-	(105,532)	(105,532)	(72,184)
Depreciation expense	(260,535)	(89,875)	(350,410)	(239,680)

Balance at December 31, 2023	556,107	116,847	672,954	460,300

Accounting policy for right-of-use assets

A right-of-use asset is recognised at the commencement date of a lease. The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and, except where included in the cost of inventories, an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset.

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Where the company expects to obtain ownership of the leased asset at the end of the lease term, the depreciation is over its estimated useful life. Right-of use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

The Company has elected not to recognise a right-of-use asset and corresponding lease liability for short-term leases with terms of 12 months or less and leases of low-value assets. Lease payments on these assets are expensed to profit or loss as incurred.